Cash Flow - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other acquisition-related settlements	£ 0	£ 55,246	£ 21,179
GalaxE
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other acquisition-related settlements		48,500
TLM
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other acquisition-related settlements		6,700
DEK Corporation Pty Ltd
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other acquisition-related settlements		£ 21,200